PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 11 – PROPERTY AND EQUIPMENT, NET

Property and equipment, at cost less accumulated depreciation, consisted of the following:

	As of September 30,
	2024	2023
	US$	US$
Machinery and equipment	$4,877,172	$4,038,431
Office equipment	133,298	131,715
Vehicles	526,862	618,603
Subtotal	5,537,332	4,788,749
Less: accumulated depreciation	(1,425,413)	(950,614)
Property and equipment, net	$4,111,919	$3,838,135

For the years ended September 30, 2024, 2023 and 2022, depreciation was $502,670, $413,463 and $290,547, respectively.